Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Effective Tax Rate
Earnings before income taxes		CAD 424	CAD 950
Statutory Canadian income tax rate (percent)		27.10%	27.20%
Expected income tax		CAD 115	CAD 258
Foreign jurisdictions		20	(3)
Non-taxable items		(1)	(272)
Adjustments with respect to previous year		(473)	59
Revaluation of foreign tax pools		(8)	(11)
Other – net		(15)	(3)
Provisions for (recovery of) income taxes		(362)	28
Deferred income tax recovery		436
Canada
Reconciliation of Effective Tax Rate
Earnings before income taxes		(440)	615
United States
Reconciliation of Effective Tax Rate
Earnings before income taxes		CAD 301	5
Statutory Canadian income tax rate (percent)		35.00%
Other foreign jurisdictions
Reconciliation of Effective Tax Rate
Earnings before income taxes		CAD 563	CAD 330
Changes in tax rates or tax laws enacted or announced | United States
Reconciliation of Effective Tax Rate
Statutory Canadian income tax rate (percent)	21.00%